Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	20,000,000	12,500,000	12,500,000
Common stock, par value	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized		8,750,000	8,750,000
Preferred stock, shares issued	8,750,000	8,750,000	8,750,000
Preferred stock, shares outstanding	8,750,000	8,750,000	8,750,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000	2,500,000	2,500,000
Preferred stock, shares issued	4,171,445	381,658	0
Preferred stock, shares outstanding	4,171,445	381,658	0
Common stock, shares issued		381,658
Nonvoting Common Stock [Member]
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	30,000,000	62,500,000	62,500,000
Common stock, shares issued	28,230,842	28,230,842	0
Common stock, shares outstanding	28,230,842	28,230,842	0
Series B-1 Preferred Stock [Member]
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	74,922	0
Preferred stock, shares outstanding	74,922	0
Series C Preferred Stock [Member]
Preferred stock, shares authorized	2,500	2,500
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0